Related party transactions - Key management remuneration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related party transactions [abstract]
Short-term employee benefits (salaries)	$ 14,642	$ 9,258
Share-based compensation	9,934	7,444
Total	$ 24,576	$ 16,702